EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
EARNINGS PER SHARE [Abstract]
Earnings Per Share

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Total - Income attributable to shareholders of the Holding Company	22,990	2,847	7,770

Total – Income attributable to ordinary shareholders of the company	22,990	2,847	—

	(Shares)
Weighted average number of ordinary shares - basic	18,232,399	17,649,446	1,176,370

	(US$)
Total - Basic earnings per share	1.26	0.16	—

	(Shares)
Weighted average number of ordinary shares - diluted	18,701,068	18,384,921	12,936,962

	(US$)
Total - Diluted earnings per share	1.23	0.15	—